Annual Total Returns [BarChart] - Harbor Target Retirement 2020 Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	0.49%
2012	13.06%
2013	8.34%
2014	2.97%
2015	(1.01%)
2016	6.08%
2017	11.69%
2018	(4.25%)
2019	15.76%
2020	11.88%